Condensed Financial Information of Parent Company - Summarized Quarterly Financial Data (Unaudited) (Parenthetical) (Detail) $ in Millions	3 Months Ended
Dec. 31, 2016 USD ($)
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Income tax benefit related to reversal of deferred tax asset valuation allowance	$ 53.7